UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Tammie Lee, Esq.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-713-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2016

Common stocks
Aerospace & defense	0.56%
Airlines	0.32
Auto components	0.69
Automobiles	0.91
Banks	2.78
Beverages	0.25
Biotechnology	1.99
Capital markets	0.95
Chemicals	1.57
Communications equipment	0.07
Construction & engineering	0.21
Construction materials	0.07
Consumer finance	0.35
Diversified financial services	0.62
Diversified telecommunication services	0.76
Electric utilities	0.34
Electrical equipment	0.34
Electronic equipment, instruments & components	0.38
Energy equipment & services	0.16
Equity real estate investment trusts (REITs)	0.58
Food & staples retailing	1.00
Food products	0.81
Health care equipment & supplies	0.79
Health care providers & services	1.12
Hotels, restaurants & leisure	0.97
Household durables	0.75
Industrial conglomerates	0.91
Insurance	1.78
Internet & direct marketing retail	1.47
Internet software & services	2.36
IT services	0.83
Life sciences tools & services	0.27
Machinery	0.86
Marine	0.20
Media	0.75
Metals & mining	1.16
Oil, gas & consumable fuels	2.48
Personal products	0.84
Pharmaceuticals	1.52
Professional services	0.31
Real estate management & development	0.26
Road & rail	0.50
Semiconductors & semiconductor equipment	2.15
Software	2.25
Specialty retail	1.38
Technology hardware, storage & peripherals	0.64
Textiles, apparel & luxury goods	0.36
Tobacco	0.66
Trading companies & distributors	0.40
Wireless telecommunication services	0.97

Total common stocks	44.65%

Bonds
Non-U.S. government obligations	2.89
U.S. treasury obligations	10.88

Total bonds	13.77%
Investment companies
UBS Global Corporate Bond Relationship Fund	8.00%
UBS-HALO Emerging Markets Equity Relationship Fund	6.46

Total investment companies	14.46%
Exchange traded fund	7.33
Short-term investment	17.41
Investment of cash collateral from securities loaned	3.55

Total investments	101.17%
Liabilities, in excess of cash and other assets	(1.17)

Net assets	100.00%

[1]

Figures represent the direct investments of UBS Global Securities Relationship Fund. Figures may be different if a breakdown of the underlying investment companies and exchange traded funds was included.

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 44.65%
Australia: 0.86%
Rio Tinto Ltd.	6,812	$269,072
Wesfarmers Ltd.	16,181	546,140
Westfield Corp., REIT	66,501	495,223

Total Australia common stocks		1,310,435

Austria: 0.32%
Erste Group Bank AG*	16,428	486,550

Bermuda: 0.46%
Jardine Matheson Holdings Ltd.	9,800	593,978
Marvell Technology Group Ltd.	7,982	105,921

Total Bermuda common stocks		699,899

Canada: 1.51%
Canadian Pacific Railway Ltd.	3,138	479,172
Husky Energy, Inc.*	32,709	400,651
Suncor Energy, Inc.	24,259	673,435
Toronto-Dominion Bank (The)	16,851	748,048

Total Canada common stocks		2,301,306

Cayman Islands: 0.26%
Sands China Ltd.	90,000	390,452

Denmark: 0.47%
AP Moeller-Maersk A/S, Class B	206	302,105
Danske Bank A/S	14,371	419,341

Total Denmark common stocks		721,446

Finland: 0.40%
Sampo OYJ, Class A	13,572	603,746

France: 1.17%
Danone SA	6,430	477,088
Renault SA	5,597	459,860
Schneider Electric SE	7,447	519,168
Vinci SA	4,294	328,588

Total France common stocks		1,784,704

Germany: 2.15%
Deutsche Telekom AG	27,307	457,676
Fresenius SE & Co. KGaA	9,791	781,019
Infineon Technologies AG	15,971	284,903
KION Group AG	8,775	567,983
MTU Aero Engines AG	2,121	214,555
SAP SE	4,850	440,872
thyssenkrupp AG	22,863	544,997

Total Germany common stocks		3,292,005

Hong Kong: 0.78%
AIA Group Ltd.	135,686	901,786
Power Assets Holdings Ltd.	30,500	297,277

Total Hong Kong common stocks		1,199,063

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
Ireland: 1.12%
Allergan plc*	3,270	$753,114
ICON plc*	4,400	340,428
Mallinckrodt plc*	1,890	131,884
Ryanair Holdings plc ADR	6,530	489,946

Total Ireland common stocks		1,715,372

Italy: 0.63%
Autogrill SpA	35,501	300,696
Banca Mediolanum SpA	46,674	309,344
Intesa Sanpaolo SpA	156,216	346,408

Total Italy common stocks		956,448

Japan: 5.02%
ABC-Mart, Inc.	8,000	541,196
Alps Electric Co. Ltd.	20,300	480,450
Inpex Corp.	39,600	355,055
KDDI Corp.	30,800	946,127
Matsui Securities Co. Ltd.[1]	51,700	419,086
Mitsui Fudosan Co. Ltd.	19,000	400,123
ORIX Corp.	44,200	644,007
Shin-Etsu Chemical Co. Ltd.	8,700	600,734
Sony Corp.	28,300	919,007
Sumitomo Electric Industries Ltd.	28,700	400,761
THK Co. Ltd.	11,400	221,693
Tokyo Electron Ltd.	6,900	604,026
Toyota Industries Corp.	10,000	458,557
Toyota Motor Corp.	11,800	672,474

Total Japan common stocks		7,663,296

Jersey: 0.58%
Delphi Automotive plc	2,823	201,336
Shire plc	10,633	688,823

Total Jersey common stocks		890,159

Netherlands: 1.35%
Koninklijke Ahold Delhaize NV*	21,334	486,261
Koninklijke DSM NV	8,486	573,490
NXP Semiconductors NV*	1,101	112,313
Unilever NV CVA	17,992	830,180
Wright Medical Group NV*	2,664	65,348

Total Netherlands common stocks		2,067,592

Norway: 0.26%
Telenor ASA	23,169	397,327

Panama: 0.08%
McDermott International, Inc.*	24,406	122,274

Singapore: 0.52%
Broadcom Ltd.	4,627	798,250

Spain: 0.77%
Banco Bilbao Vizcaya Argentaria SA	50,835	307,342
Banco Santander SA	77,929	345,526
Mediaset Espana Comunicacion SA	44,413	526,354

Total Spain common stocks		1,179,222

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
Switzerland: 0.86%
Actelion Ltd.*	1,903	$329,475
Roche Holding AG	3,959	982,109

Total Switzerland common stocks		1,311,584

United Kingdom: 4.73%
Anglo American plc*	45,720	573,400
Aon plc	1,250	140,612
Ashtead Group plc	37,194	612,736
Associated British Foods plc	13,768	463,980
Atlassian Corp. plc, Class A*	6,700	200,799
BP plc	124,391	725,532
British American Tobacco plc	10,793	689,675
HSBC Holdings plc	93,338	700,112
Lloyds Banking Group plc	690,295	488,073
London Stock Exchange Group plc	14,362	521,229
Noble Corp. plc	4,790	30,369
Rio Tinto plc	11,419	381,045
Royal Dutch Shell plc, Class A	29,735	737,675
Tesco plc*	140,608	333,425
Vodafone Group plc	149,463	429,588
Worldpay Group plc[2,3]	53,354	204,836

Total United Kingdom common stocks		7,233,086

United States: 20.35%
Activision Blizzard, Inc.	2,505	110,972
Aflac, Inc.	1,952	140,290
Allstate Corp. (The)	3,567	246,765
Alnylam Pharmaceuticals, Inc.*	2,539	172,093
Alphabet, Inc., Class A*	1,451	1,166,691
Alphabet, Inc., Class C*	815	633,491
Amazon.com, Inc.*	1,947	1,630,243
American Express Co.	1,712	109,637
Apple, Inc.	7,426	839,509
Arista Networks, Inc.*	1,209	102,862
Atara Biotherapeutics, Inc.*	1,120	23,957
Biogen, Inc.*	405	126,777
Bio-Rad Laboratories, Inc., Class A*	403	66,015
Catalent, Inc.*	4,850	125,324
Caterpillar, Inc.	1,551	137,682
CBS Corp. (Non-Voting), Class B	3,401	186,171
Celgene Corp.*	6,178	645,786
Centene Corp.*	4,526	303,061
Chevron Corp.	476	48,990
Colfax Corp.*	3,876	121,823
Cooper Cos., Inc. (The)	1,485	266,201
Danaher Corp.	6,845	536,580
Digital Realty Trust, Inc., REIT	2,200	213,664
Dow Chemical Co. (The)	3,508	181,820
Ecolab, Inc.	4,359	530,577
Electronic Arts, Inc.*	1,376	117,510
Eli Lilly & Co.	1,625	130,423
Emergent BioSolutions, Inc.*	2,163	68,199
Envision Healthcare Holdings, Inc.*	3,460	77,054

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
United States — (continued)
EOG Resources, Inc.	1,975	$191,002
Estee Lauder Cos., Inc. (The), Class A	5,037	446,077
Expedia, Inc.	908	105,982
Express Scripts Holding Co.*	4,228	298,201
Facebook, Inc., Class A*	13,355	1,713,046
First Data Corp., Class A*	4,350	57,246
Fortive Corp.	5,219	265,647
General Electric Co.	7,093	210,095
General Motors Co.	7,895	250,824
Gilead Sciences, Inc.	5,143	406,914
Gulfport Energy Corp.*	1,981	55,963
Halliburton Co.	2,097	94,113
Home Depot, Inc. (The)	6,931	891,881
Honeywell International, Inc.	4,998	582,717
Impax Laboratories, Inc.*	1,582	37,493
Instructure, Inc.*	3,550	90,064
Integrated Device Technology, Inc.*	4,933	113,952
Jabil Circuit, Inc.	4,674	101,987
JPMorgan Chase & Co.	4,568	304,183
Laboratory Corp. of America Holdings*	685	94,174
Lam Research Corp.	1,223	115,830
Laredo Petroleum, Inc.*	11,375	146,738
Lexicon Pharmaceuticals, Inc.*[1]	10,720	193,710
Lincoln National Corp.	3,330	156,443
MacroGenics, Inc.*	898	26,859
Marsh & McLennan Cos., Inc.	6,025	405,181
Martin Marietta Materials, Inc.	636	113,914
MasterCard, Inc., Class A	3,856	392,425
Maxim Integrated Products, Inc.	2,549	101,782
Medicines Co. (The)*	4,320	163,037
MetLife, Inc.	2,758	122,538
Micron Technology, Inc.*	12,910	229,540
Microsoft Corp.	23,861	1,374,394
Mondelez International, Inc., Class A	6,911	303,393
Morgan Stanley	4,749	152,253
Newell Brands, Inc.	4,281	225,437
NextEra Energy, Inc.	1,763	215,650
NIKE, Inc., Class B	6,453	339,750
Norfolk Southern Corp.	1,098	106,572
NVIDIA Corp.	4,069	278,808
Oasis Petroleum, Inc.*	14,082	161,521
ON Semiconductor Corp.*	8,814	108,588
PDC Energy, Inc.*	1,532	102,736
PepsiCo, Inc.	3,466	376,997
Philip Morris International, Inc.	3,228	313,826
Priceline Group, Inc. (The)*	100	147,149
Qorvo, Inc.*	1,820	101,447
S&P Global, Inc.	2,898	366,771
salesforce.com, Inc.*	9,503	677,849
SBA Communications Corp., Class A*	2,789	312,814
ServiceNow, Inc.*	5,274	417,437

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
United States — (concluded)
Sherwin-Williams Co. (The)	1,847	$510,991
Silicon Laboratories, Inc.*	1,767	103,900
Simon Property Group, Inc., REIT	870	180,099
Skyworks Solutions, Inc.	1,517	115,504
SM Energy Co.	4,735	182,676
Starbucks Corp.	10,883	589,206
Synchrony Financial	15,281	427,868
Take-Two Interactive Software, Inc.*	2,272	102,422
TG Therapeutics, Inc.*,1	2,466	19,087
Time Warner, Inc.	2,767	220,281
TJX Cos., Inc. (The)	8,956	669,730
T-Mobile US, Inc.*	2,240	104,653
TransDigm Group, Inc.*	1,436	415,176
TripAdvisor, Inc.*	5,628	355,577
U.S. Bancorp	2,316	99,333
Under Armour, Inc., Class A*,1	2,834	109,619
Under Armour, Inc., Class C*	2,854	96,636
Union Pacific Corp.	1,805	176,042
United Technologies Corp.	2,164	219,862
UnitedHealth Group, Inc.	1,182	165,480
Verisk Analytics, Inc.*	5,845	475,082
Vertex Pharmaceuticals, Inc.*	3,976	346,747
Visa, Inc., Class A	7,465	617,356
Walgreens Boots Alliance, Inc.	2,009	161,966
Walt Disney Co. (The)	2,341	217,385
Western Digital Corp.	2,333	136,411
Xilinx, Inc.	2,042	110,962
Yum! Brands, Inc.	2,277	206,774
Zimmer Biomet Holdings, Inc.	2,565	333,501

Total United States common stocks		31,093,443

Total common stocks (cost $65,072,970)		68,217,659

	Face amount
Bonds : 13.77%
Non-U.S. government obligations: 2.89%
Australia: 0.48%
Commonwealth of Australia,
4.500%, due 04/15/20[3]	AUD 90,000	75,897
4.500%, due 04/21/33[3]	289,000	287,908
5.500%, due 04/21/23[3]	390,000	367,282

		731,087

Austria: 0.04%
Republic of Austria,
1.200%, due 10/20/25[2,3]	EUR 22,000	27,515
3.150%, due 06/20/44[2,3]	18,000	32,667

		60,182

Belgium: 0.05%
Kingdom of Belgium,
3.750%, due 06/22/45[3]	41,000	78,465

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount	Value
Bonds — (continued)
Non-U.S. government obligations — (concluded)
Canada: 0.04%
Government of Canada,
2.250%, due 06/01/25	CAD 52,000	$44,133
2.750%, due 12/01/64	21,000	22,076
5.750%, due 06/01/29	100	116
8.000%, due 06/01/23	200	224

		66,549

Finland: 0.02%
Republic of Finland,
0.500%, due 04/15/26[2,3]	EUR 22,000	25,826

France: 0.17%
France Government Bond OAT,
3.250%, due 05/25/45[3]	147,000	258,657

Ireland: 0.01%
Republic of Ireland,
2.000%, due 02/18/45[3]	6,000	8,109

Italy: 0.44%
Italy Buoni Poliennali Del Tesoro,
1.650%, due 03/01/32[2,3]	18,000	20,530
2.798%, due 09/15/41[3,4]	172,536	261,266
3.750%, due 05/01/21	60,000	78,131
4.250%, due 02/01/19[3]	140,000	172,949
4.750%, due 09/01/44[2,3]	82,000	141,888

		674,764

Japan: 0.63%
Japan Government Twenty Year Bond,
0.400%, due 03/20/36	JPY 72,000,000	717,657
2.300%, due 06/20/27	20,000,000	247,000

		964,657

Netherlands: 0.04%
Kingdom of the Netherlands,
2.750%, due 01/15/47[2,3]	EUR 35,000	63,905

New Zealand: 0.58%
New Zealand Government Bond,
2.071%, due 09/20/25[3,4]	NZD 820,116	623,960
3.000%, due 04/15/20[3]	350,000	264,063

		888,023

Spain: 0.39%
Kingdom of Spain,
3.450%, due 07/30/66[2,3]	EUR 15,000	21,321
3.750%, due 10/31/18	230,000	279,684
4.800%, due 01/31/24[2,3]	200,000	294,344

		595,349

Total Non-U.S. government obligations (cost $4,178,948)		4,415,573

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount	Value
Bonds — (concluded)
U.S. treasury obligations: 10.88%
United States: 10.88%
U.S. Treasury Bonds,
2.500%, due 02/15/46	$185,000	$191,836
2.750%, due 11/15/42	205,000	223,818
2.875%, due 05/15/43	130,000	145,163
2.875%, due 08/15/45	10,000	11,173
3.000%, due 11/15/45	60,000	68,677
8.000%, due 11/15/21	170,000	227,422
U.S. Treasury Inflation Indexed Bond (TIPS),
0.750%, due 02/15/45	340,000	360,019
U.S. Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/20	4,200,000	4,401,410
0.125%, due 01/15/23	180,000	190,766
0.375%, due 07/15/25	6,017,700	6,315,207
U.S. Treasury Notes,
0.500%, due 11/30/16[1]	953,000	953,468
0.750%, due 02/28/18	1,010,000	1,010,276
0.875%, due 10/15/18	130,000	130,208
1.125%, due 01/15/19	240,000	241,594
1.125%, due 06/30/21	400,000	399,562
1.250%, due 03/31/21	250,000	251,309
1.375%, due 10/31/20	180,000	182,095
1.625%, due 12/31/19	230,000	234,914
1.625%, due 02/15/26	360,000	360,886
1.750%, due 05/15/23	170,000	173,885
2.000%, due 11/30/22	365,000	379,272
3.125%, due 04/30/17	160,000	162,375

		16,615,335

Total U.S. treasury obligations (cost $16,178,058)		16,615,335

Total bonds (cost $20,357,006)		21,030,908

	Shares
Exchange traded funds: 7.33%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	53,300	4,650,958
iShares J.P. Morgan USD Emerging Markets Bond ETF	26,055	3,053,907
Wisdomtree Europe Hedged SmallCap Equity Fund	143,000	3,492,060

Total exchange traded funds (cost $11,077,796)		11,196,925

Investment companies: 14.46%
UBS Global Corporate Bond Relationship Fund*,[4]	847,274	12,228,962
UBS-HALO Emerging Markets Equity Relationship Fund*,[4]	258,129	9,864,803

Total investment companies (cost $20,852,990)		22,093,765

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Short-term investment: 17.41%
Investment company: 17.41%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $26,604,081)	26,604,081	$26,604,081

Investment of cash collateral from securities loaned: 3.55%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $5,416,821)	5,416,821	5,416,821

Total investments: 101.17% (cost $149,381,664)		154,560,159
Liabilities, in excess of cash and other assets — (1.17)%		(1,781,740)

Net assets — 100.00%		$152,778,419

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,896,272
Gross unrealized depreciation	(4,717,777)

Net unrealized appreciation of investments	$5,178,495

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	THB	16,310,000	USD	466,266	12/20/16	$(3,943)
CIBC	AUD	1,005,000	USD	768,341	12/20/16	531
CIBC	USD	767,695	MXN	15,000,000	12/20/16	(814)
GSI	USD	403,103	COP	1,217,370,000	12/20/16	13,483
HSBC	USD	10,183,461	EUR	9,040,000	12/20/16	8,823
HSBC	USD	7,354,165	JPY	746,500,000	12/20/16	33,362
JPMCB	CAD	3,495,000	USD	2,670,983	12/20/16	5,481
JPMCB	CHF	4,475,000	USD	4,623,808	12/20/16	(4,779)
JPMCB	HKD	9,740,000	USD	1,256,468	12/20/16	(270)
JPMCB	NOK	2,320,000	USD	282,167	12/20/16	(8,092)
JPMCB	NZD	4,440,000	USD	3,244,352	12/20/16	21,182
JPMCB	USD	2,791,692	AUD	3,715,000	12/20/16	46,529
JPMCB	USD	272,346	GBP	205,000	12/20/16	(6,198)
JPMCB	USD	1,355,643	MXN	25,900,000	12/20/16	(31,494)
JPMCB	USD	1,502,097	SEK	12,700,000	12/20/16	(15,735)
JPMCB	USD	724,646	SGD	985,000	12/20/16	(2,119)
MSC	INR	38,640,000	USD	569,806	12/20/16	(2,899)
MSC	USD	1,556,703	CAD	2,040,000	12/20/16	(874)
MSC	USD	759,951	RUB	49,081,419	12/20/16	6,541
SSB	CHF	1,477,230	EUR	1,350,000	12/20/16	(5,853)
SSB	USD	385,931	COP	1,119,778,341	12/20/16	(2,741)
SSB	USD	772,803	NZD	1,065,000	12/20/16	323
Net unrealized appreciation on forward foreign currency contracts						$50,444

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 18 contracts (USD)	December 2016	$3,358,299	$3,309,750	$(48,549)
10 Year US Treasury Notes, 6 contracts (USD)	December 2016	788,072	786,751	(1,321)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 13 contracts (USD)	December 2016	(1,578,268)	(1,579,703)	(1,435)
Index futures buy contracts:
E-mini S&P 500 Index, 151 contracts (USD)	December 2016	16,244,784	16,311,019	66,235
Hong Kong Hang Seng China Enterprise Index, 24 contracts (HKD)	October 2016	1,506,932	1,485,225	(21,707)
IBEX 35 Index, 23 contracts (EUR)	October 2016	2,275,450	2,263,997	(11,453)
Mini MSCI EAFE Index, 37 contracts (USD)	December 2016	3,152,314	3,157,395	5,081
Mini MSCI Emerging Markets Index, 117 contracts (USD)	December 2016	5,294,479	5,338,125	43,646
TOPIX Index, 47 contracts (JPY)	December 2016	6,180,548	6,131,947	(48,601)
Index futures sell contracts:
EURO STOXX 50 Index, 71 contracts (EUR)	December 2016	(2,395,943)	(2,387,950)	7,993
FTSE/MIB Index, 25 contracts (EUR)	December 2016	(2,320,282)	(2,296,829)	23,453
MSCI Taiwan Index, 45 contracts (USD)	October 2016	(1,555,884)	(1,537,650)	18,234
NIKKEI 225 Index, 38 contracts (JPY)	December 2016	(6,336,658)	(6,164,390)	172,268
S&P/Toronto Stock Exchange 60 Index, 35 contracts (CAD)	December 2016	(4,496,652)	(4,562,979)	(66,327)
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 82 contracts (CAD)	December 2016	9,168,611	9,182,850	14,239
Euro-Bund, 81 contracts (EUR)	December 2016	14,955,954	15,077,267	121,313
Interest rate futures sell contracts:
Euro-Bobl, 104 contracts (EUR)	December 2016	(15,390,682)	(15,431,864)	(41,182)
Euro-BTP, 19 contracts (EUR)	December 2016	(3,047,638)	(3,054,063)	(6,425)
Euro-OAT, 84 contracts (EUR)	December 2016	(15,007,633)	(15,109,147)	(101,514)
10 Year Mini Japanese Government Bond, 5 contracts (JPY)	December 2016	(748,524)	(751,047)	(2,523)

Net unrealized appreciation on futures contracts				$121,425

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments. Certain investments that are measured at fair value using the net asset value per share practical expedient (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient	Unadjustedquoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$—	$68,217,659	$—	$—	$68,217,659
Non-U.S. government obligations	—	—	4,415,573	—	4,415,573
U.S. treasury obligations	—	—	16,615,335	—	16,615,335
Exchange traded funds	—	11,196,925	—	—	11,196,925
Investment companies	22,093,765	—	—	—	22,093,765
Short-term investment	—	—	26,604,081	—	26,604,081
Investment of cash collateral from securities loaned	—	—	5,416,821	—	5,416,821
Forward foreign currency contracts	—	—	136,255	—	136,255
Futures contracts	—	472,462	—	—	472,462
Total	$22,093,765	$79,887,046	$53,188,065	$—	$155,168,876

Liabilities
Forward foreign currency contracts	$—	$—	$(85,811)	$—	$(85,811)
Futures contracts	—	(351,037)	—	—	(351,037)
Total	$—	$(351,037)	$(85,811)	$—	$(436,848)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[4]

The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship funds. The Advisor earned a management fee from UBS Private Money Market Fund LLC.

UBS Global Securities Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Security description	Value 12/31/15	Purchases during the nine months ended 09/30/16	Sales during the nine months ended 09/30/16	Net realized gain (loss) during the nine months ended 09/30/16	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/16	Value 09/30/16	Net income earned from affiliate for the nine months ended 09/30/16
UBS Private Money Market Fund LLC	$9,261,018	$96,111,357	$105,372,375	$—	$—	$—	$7,520
UBS-HALO Emerging Markets Equity Relationship Fund	9,235,986	—	800,000	(257)	1,429,074	9,864,803	—
UBS Global Corporate Bond Fund Relationship Fund	11,655,640	—	500,000	30,194	1,043,128	12,228,962	—

	$30,152,644	$96,111,357	$106,672,375	$29,937	$2,472,202	$22,093,765	$7,520

UBS-HALO Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Common stocks
Automobiles	5.39%
Banks	23.14
Beverages	1.87
Construction materials	3.57
Containers & packaging	2.10
Electronic equipment, instruments & components	4.25
Food & staples retailing	2.81
Insurance	4.30
Internet software & services	9.91
IT services	3.43
Media	5.88
Oil, gas & consumable fuels	7.12
Paper & forest products	2.00
Real estate management & development	3.83
Semiconductors & semiconductor equipment	5.79
Technology hardware, storage & peripherals	6.64
Transportation infrastructure	2.22
Wireless telecommunication services	4.30

Total common stocks	98.55%
Short-term investment	1.07

Total investments	99.62%
Cash and other assets, less liabilities	0.38

Net assets	100.00%

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 98.55%
Bermuda: 2.77%
Brilliance China Automotive Holdings Ltd.	1,548,000	$1,736,321

Brazil: 6.18%
Banco Bradesco SA ADR	282,859	2,565,531
Klabin SA	251,700	1,318,810

Total Brazil common stocks		3,884,341

Cayman Islands: 13.74%
Alibaba Group Holding Ltd. ADR*	29,700	3,141,963
China Resources Land Ltd.	864,766	2,408,198
Tencent Holdings Ltd.	112,300	3,083,892

Total Cayman Islands common stocks		8,634,053

China: 4.30%
Ping An Insurance Group Co. of China Ltd., H Shares	521,500	2,702,839

Hong Kong: 6.53%
China Merchants Port Holdings Co. Ltd.	526,000	1,400,379
China Mobile Ltd.	223,500	2,704,279

Total Hong Kong common stocks		4,104,658

India: 11.60%
Bharat Petroleum Corp. Ltd.	140,071	1,288,788
HDFC Bank Ltd.	115,034	2,199,174
Infosys Ltd. ADR	136,400	2,152,392
Mahindra & Mahindra Ltd.	78,034	1,647,528

Total India common stocks		7,287,882

Indonesia: 4.35%
Bank Central Asia Tbk. PT	2,271,800	2,732,914

Mexico: 2.43%
Grupo Financiero Banorte SAB de CV, Class O	291,200	1,527,055

Poland: 1.65%
Powszechna Kasa Oszczednosci Bank Polski SA	151,794	1,036,466

Russia: 9.38%
Lukoil PJSC ADR	38,671	1,884,438
Magnit PJSC GDR[1]	42,278	1,762,570
Sberbank of Russia PJSC	971,204	2,247,866

Total Russia common stocks		5,894,874

South Africa: 5.88%
Naspers Ltd., Class N	21,323	3,690,786

South Korea: 6.64%
Samsung Electronics Co. Ltd.	2,876	4,172,922

Taiwan: 10.04%
Hon Hai Precision Industry Co. Ltd.	7,100	17,894
Largan Precision Co. Ltd.	22,000	2,653,012
Taiwan Semiconductor Manufacturing Co. Ltd.	625,000	3,638,880

Total Taiwan common stocks		6,309,786

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
Thailand: 11.06%
Bangkok Bank PCL	435,600	2,042,857
Bangkok Bank PCL NVDR	40,200	188,528
Siam Cement PCL (The) NVDR	150,650	2,243,446
Thai Beverage PCL	1,648,000	1,172,223
Thai Oil PCL	659,000	1,302,785

Total Thailand common stocks		6,949,839

United Kingdom: 2.00%
Mondi plc	59,650	1,254,828

Total common stocks (cost $54,516,513 )		61,919,564

Short-term investment: 1.07%
Investment company: 1.07%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $669,561)	669,561	669,561

Total investments: 99.62% (cost $55,186,074)		62,589,125
Cash and other assets, less liabilities — 0.38%		237,454

Net assets — 100.00%		$62,826,579

UBS-HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,952,864
Gross unrealized depreciation	(1,549,813)

Net unrealized appreciation of investments	$7,403,051

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$61,919,564	$—	$—	$61,919,564
Short-term investment	—	669,561	—	669,561
Total	$61,919,564	$669,561	$—	$62,589,125

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Affiliated issuer activity

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor earned a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/15	09/30/16	09/30/16	09/30/16	09/30/16
UBS Private Money Market Fund LLC	$1,030,275	$7,458,318	$8,488,593	$—	$619

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Common stocks
Aerospace & defense	0.63%
Airlines	1.38
Auto components	2.52
Automobiles	3.23
Banks	11.07
Biotechnology	2.94
Capital markets	2.65
Chemicals	3.34
Construction & engineering	0.97
Diversified financial services	2.72
Diversified telecommunication services	2.47
Electric utilities	0.87
Electrical equipment	1.47
Electronic equipment, instruments & components	1.38
Equity real estate investment trusts (REITs)	1.45
Food & staples retailing	3.97
Food products	2.68
Health care providers & services	2.23
Hotels, restaurants & leisure	2.03
Household durables	2.67
Industrial conglomerates	1.69
Insurance	4.27
IT services	0.60
Life sciences tools & services	1.02
Machinery	2.25
Marine	0.88
Media	1.50
Metals & mining	5.08
Oil, gas & consumable fuels	8.32
Personal products	2.35
Pharmaceuticals	2.87
Real estate management & development	1.17
Semiconductors & semiconductor equipment	2.63
Software	1.29
Specialty retail	1.55
Tobacco	2.01
Trading companies & distributors	1.74
Wireless telecommunication services	3.98

Total common stocks	97.87%
Short-term investment	0.76
Investment of cash collateral from securities loaned	1.03

Total investments	99.66%
Cash and other assets, less liabilities	0.34

Net assets	100.00%

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 97.87%
Australia: 3.77%
Rio Tinto Ltd.	8,468	$334,484
Wesfarmers Ltd.	21,037	710,039
Westfield Corp., REIT	87,287	650,014

Total Australia common stocks		1,694,537

Austria: 1.40%
Erste Group Bank AG*	21,230	628,771

Bermuda: 1.68%
Jardine Matheson Holdings Ltd.	12,500	757,625

Canada: 5.21%
Husky Energy, Inc.*	42,989	526,570
Suncor Energy, Inc.	30,865	856,819
Toronto-Dominion Bank (The)	21,545	956,424

Total Canada common stocks		2,339,813

Cayman Islands: 1.15%
Sands China Ltd.	118,800	515,396

Denmark: 2.09%
AP Moeller-Maersk A/S, Class B	269	394,496
Danske Bank A/S	18,743	546,915

Total Denmark common stocks		941,411

Finland: 1.72%
Sampo OYJ, Class A	17,341	771,408

France: 5.12%
Danone SA	8,223	610,124
Renault SA	7,256	596,166
Schneider Electric SE	9,466	659,923
Vinci SA	5,708	436,791

Total France common stocks		2,303,004

Germany: 9.47%
Deutsche Telekom AG	35,395	593,234
Fresenius SE & Co. KGaA	12,575	1,003,096
Infineon Technologies AG	21,193	378,057
KION Group AG	11,176	723,394
MTU Aero Engines AG	2,803	283,545
SAP SE	6,375	579,497
thyssenkrupp AG	29,166	695,244

Total Germany common stocks		4,256,067

Hong Kong: 3.42%
AIA Group Ltd.	172,645	1,147,420
Power Assets Holdings Ltd.	40,000	389,872

Total Hong Kong common stocks		1,537,292

Ireland: 2.40%
ICON plc*	5,900	456,483
Ryanair Holdings plc ADR	8,287	621,774

Total Ireland common stocks		1,078,257

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
Italy: 2.80%
Autogrill SpA	46,803	$396,424
Banca Mediolanum SpA	60,889	403,558
Intesa Sanpaolo SpA	206,366	457,615

Total Italy common stocks		1,257,597

Japan: 22.12%
ABC-Mart, Inc.	10,300	696,790
Alps Electric Co. Ltd.	26,100	617,721
Inpex Corp.	51,700	463,544
KDDI Corp.	40,500	1,244,095
Matsui Securities Co. Ltd.[1]	64,300	521,223
Mitsui Fudosan Co. Ltd.	25,000	526,478
ORIX Corp.	56,300	820,307
Shin-Etsu Chemical Co. Ltd.	11,100	766,453
Sony Corp.	36,900	1,198,281
Sumitomo Electric Industries Ltd.	37,900	529,228
THK Co. Ltd.	14,900	289,757
Tokyo Electron Ltd.	9,200	805,369
Toyota Industries Corp.	13,200	605,296
Toyota Motor Corp.	15,000	854,839

Total Japan common stocks		9,939,381

Jersey: 1.97%
Shire plc	13,653	884,463

Netherlands: 5.40%
Koninklijke Ahold Delhaize NV	27,756	632,636
Koninklijke DSM NV	10,874	734,873
Unilever NV CVA	22,930	1,058,027

Total Netherlands common stocks		2,425,536

Norway: 1.15%
Telenor ASA	30,219	518,228

Spain: 3.41%
Banco Bilbao Vizcaya Argentaria SA	67,459	407,849
Banco Santander SA	101,871	451,682
Mediaset Espana Comunicacion SA	56,719	672,196

Total Spain common stocks		1,531,727

Switzerland: 3.84%
Actelion Ltd.*	2,526	437,337
Roche Holding AG	5,195	1,288,724

Total Switzerland common stocks		1,726,061

United Kingdom: 19.75%
Anglo American plc*	58,743	736,728
Ashtead Group plc	47,335	779,800
Associated British Foods plc	17,683	595,915
BP plc	159,373	929,571
British American Tobacco plc	14,135	903,229
HSBC Holdings plc	119,649	897,466
Lloyds Banking Group plc	887,873	627,770

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
United Kingdom — (concluded)
London Stock Exchange Group plc	18,414	$668,285
Rio Tinto plc	15,418	514,489
Royal Dutch Shell plc, Class A	38,822	963,108
Tesco plc*	186,630	442,557
Vodafone Group plc	189,811	545,557
Worldpay Group plc[2,3]	70,722	271,516

Total United Kingdom common stocks		8,875,991

Total common stocks (cost $43,098,391)		43,982,565

Short-term investment: 0.76%
Investment company: 0.76%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $340,284)	340,284	340,284

Investment of cash collateral from securities loaned: 1.03%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $464,568)	464,568	464,568

Total investments: 99.66% (cost $43,903,243)		44,787,417
Cash and other assets, less liabilities — 0.34%		152,221

Net assets — 100.00%		$44,939,638

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,098,084
Gross unrealized depreciation	(4,213,910)

Net unrealized appreciation of investments	$884,174

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	CHF	475,000	USD	490,795	12/20/16	$(507)
JPMCB	DKK	1,100,000	USD	166,560	12/20/16	(38)
JPMCB	EUR	565,000	USD	636,796	12/20/16	(222)
JPMCB	GBP	1,880,000	USD	2,497,616	12/20/16	56,845
JPMCB	HKD	10,090,000	USD	1,301,618	12/20/16	(280)
JPMCB	JPY	31,900,000	USD	314,239	12/20/16	(1,450)
JPMCB	NOK	2,330,000	USD	283,384	12/20/16	(8,126)
JPMCB	USD	394,519	AUD	525,000	12/20/16	6,575
JPMCB	USD	1,497,890	CAD	1,960,000	12/20/16	(3,074)
JPMCB	USD	320,374	ILS	1,205,000	12/20/16	1,850
JPMCB	USD	1,038,458	SEK	8,780,000	12/20/16	(10,878)
JPMCB	USD	522,334	SGD	710,000	12/20/16	(1,527)

Net unrealized appreciation on forward foreign currency contracts						$39,168

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Common stocks	$43,982,565	$—	$—	$43,982,565
Short-term investment	—	340,284	—	340,284
Investment of cash collateral from
securities loaned	—	464,568	—	464,568
Forward foreign currency contracts	—	65,270	—	65,270
Total	$43,982,565	$870,122	$—	$44,852,687

Liabilities
Forward foreign currency contracts	$—	$(26,102)	$—	$(26,102)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

UBS International Equity Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Affiliated issuer activity

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor earned a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value	nine months ended	nine months ended	Value	nine months ended
Security description	12/31/15	09/30/16	09/30/16	09/30/16	09/30/16
UBS Private Money Market Fund LLC	$273,714	$19,213,553	$19,487,267	$—	$1,929

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Common stocks
Aerospace & defense	1.52%
Auto components	1.29
Automobiles	1.91
Banks	5.87
Beverages	3.02
Biotechnology	6.28
Chemicals	1.47
Communications equipment	1.07
Consumer finance	0.89
Electronic equipment, instruments & components	2.48
Energy equipment & services	2.95
Equity real estate investment trusts (REITs)	3.57
Food & staples retailing	2.06
Food products	3.74
Health care equipment & supplies	0.79
Health care providers & services	5.12
Household durables	3.14
Industrial conglomerates	2.26
Insurance	9.51
Internet & direct marketing retail	6.01
Internet software & services	3.33
IT services	1.94
Life sciences tools & services	1.60
Machinery	2.82
Media	6.94
Oil, gas & consumable fuels	5.92
Pharmaceuticals	10.59
Road & rail	3.03
Semiconductors & semiconductor equipment	10.91
Software	3.77
Technology hardware, storage & peripherals	1.55
Tobacco	4.37
Wireless telecommunication services	1.26

Total common stocks	122.98%
Short-term investment	0.99

Total investments before investments sold short	123.97%

Investments sold short
Common stocks
Aerospace & defense	(0.33)%
Beverages	(1.12)
Biotechnology	(2.93)
Capital markets	(0.87)
Commercial services & supplies	(1.48)
Communications equipment	(0.52)
Electronic equipment, instruments & components	(0.47)
Energy equipment & services	(0.14)
Equity real estate investment trusts (REITs)	(0.18)
Food products	(1.09)
Health care equipment & supplies	(2.94)
Health care providers & services	(0.76)
Hotels, restaurants & leisure	(1.63)
Household products	(0.39)
Insurance	(0.91)
Internet software & services	(1.01)
IT services	(0.72)
Life sciences tools & services	(1.77)
Media	(0.23)
Oil, gas & consumable fuels	(0.88)
Personal products	(0.32)
Semiconductors & semiconductor equipment	(2.11)
Software	(0.99)
Specialty retail	(1.82)
Textiles, apparel & luxury goods	(0.53)

Total investments sold short	(26.14)%
Total investments, net of investments sold short	97.83
Cash and other assets, less liabilities	2.17

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 122.98%
Aerospace & defense: 1.52%
United Technologies Corp.[1]	31,287	$3,178,759

Auto components: 1.29%
Delphi Automotive plc	38,000	2,710,160

Automobiles: 1.91%
General Motors Co.[1]	126,278	4,011,852

Banks: 5.87%
JPMorgan Chase & Co.[1]	82,138	5,469,569
U.S. Bancorp[1]	113,871	4,883,927
Wells Fargo & Co.[1]	44,327	1,962,800

		12,316,296

Beverages: 3.02%
PepsiCo, Inc.[1]	58,316	6,343,031

Biotechnology: 6.28%
Alnylam Pharmaceuticals, Inc.*,1	37,126	2,516,400
Atara Biotherapeutics, Inc.*,1	51,062	1,092,216
Biogen, Inc.*	10,970	3,433,939
Emergent BioSolutions, Inc.*	48,024	1,514,197
Lexicon Pharmaceuticals, Inc.*,1	240,950	4,353,967
TG Therapeutics, Inc.*,1	34,552	267,432

		13,178,151

Chemicals: 1.47%
Dow Chemical Co. (The)	59,273	3,072,120

Communications equipment: 1.07%
Arista Networks, Inc.*,1	26,285	2,236,328

Consumer finance: 0.89%
American Express Co.[1]	29,239	1,872,466

Electronic equipment, instruments & components: 2.48%
Dolby Laboratories, Inc., Class A1	54,081	2,936,057
Jabil Circuit, Inc.[1]	103,572	2,259,941

		5,195,998

Energy equipment & services: 2.95%
Halliburton Co.[1]	68,476	3,073,203
McDermott International, Inc.*,1	421,335	2,110,888
Noble Corp. plc[1]	158,500	1,004,890

		6,188,981

Equity real estate investment trusts (REITs): 3.57%
Digital Realty Trust, Inc.[1]	41,500	4,030,480
Simon Property Group, Inc.[1]	16,700	3,457,067

		7,487,547

Food & staples retailing: 2.06%
Walgreens Boots Alliance, Inc.[1]	53,460	4,309,945

Food products: 3.74%
Mondelez International, Inc., Class A1	178,504	7,836,326

Health care equipment & supplies: 0.79%
Wright Medical Group NV*	67,206	1,648,563

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
Health care providers & services: 5.12%
Envision Healthcare Holdings, Inc.*,1	106,491	$2,371,555
Laboratory Corp. of America Holdings*	21,257	2,922,412
UnitedHealth Group, Inc.[1]	38,865	5,441,100

		10,735,067

Household durables: 3.14%
Lennar Corp., Class A1	58,427	2,473,799
Newell Brands, Inc.	77,969	4,105,848

		6,579,647

Industrial conglomerates: 2.26%
General Electric Co.[1]	159,956	4,737,897

Insurance: 9.51%
Aflac, Inc.[1]	47,999	3,449,688
Allstate Corp. (The)	68,185	4,717,038
Aon plc[1]	46,300	5,208,287
Lincoln National Corp.[1]	65,979	3,099,693
MetLife, Inc.[1]	77,843	3,458,565

		19,933,271

Internet & direct marketing retail: 6.01%
Amazon.com, Inc.*,1	8,507	7,122,996
Expedia, Inc.[1]	23,313	2,721,093
Priceline Group, Inc. (The)*	1,869	2,750,215

		12,594,304

Internet software & services: 3.33%
Facebook, Inc., Class A*,1	54,463	6,985,969

IT services: 1.94%
Visa, Inc., Class A1	49,091	4,059,826

Life sciences tools & services: 1.60%
Bio-Rad Laboratories, Inc., Class A*,1	20,511	3,359,907

Machinery: 2.82%
Caterpillar, Inc.[1]	50,408	4,474,718
Colfax Corp.*,1	45,629	1,434,120

		5,908,838

Media: 6.94%
CBS Corp. (Non-Voting), Class B1	71,349	3,905,644
Time Warner, Inc.[1]	60,407	4,809,001
Walt Disney Co. (The)[1]	62,918	5,842,566

		14,557,211

Oil, gas & consumable fuels: 5.92%
EOG Resources, Inc.[1]	41,232	3,987,546
Gulfport Energy Corp.*,1	64,615	1,825,374
Laredo Petroleum, Inc.*,1	163,832	2,113,433
Oasis Petroleum, Inc.*,1	201,943	2,316,286
SM Energy Co.[1]	56,153	2,166,383

		12,409,022

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
Pharmaceuticals: 10.59%
Allergan plc*,1	18,923	$4,358,156
Catalent, Inc.*,1	123,609	3,194,057
Eli Lilly & Co.[1]	79,399	6,372,564
Impax Laboratories, Inc.*,1	79,770	1,890,549
Mallinckrodt plc*,1	48,858	3,409,311
Medicines Co. (The)*,1	79,288	2,992,329

		22,216,966

Road & rail: 3.03%
Norfolk Southern Corp.[1]	28,087	2,726,124
Union Pacific Corp.[1]	37,214	3,629,482

		6,355,606

Semiconductors & semiconductor equipment: 10.91%
Broadcom Ltd.[1]	11,935	2,059,026
Integrated Device Technology, Inc.*	73,692	1,702,285
Lam Research Corp.[1]	25,476	2,412,832
Marvell Technology Group Ltd.	126,526	1,679,000
Maxim Integrated Products, Inc.[1]	37,763	1,507,877
Micron Technology, Inc.*,1	207,703	3,692,959
NXP Semiconductors NV*,1	16,181	1,650,624
ON Semiconductor Corp.*,1	142,618	1,757,054
Qorvo, Inc.*,1	27,672	1,542,437
Silicon Laboratories, Inc.*	26,870	1,579,956
Skyworks Solutions, Inc.[1]	22,091	1,682,009
Xilinx, Inc.	29,710	1,614,441

		22,880,500

Software: 3.77%
Activision Blizzard, Inc.	70,703	3,132,143
Electronic Arts, Inc.*	37,008	3,160,483
Take-Two Interactive Software, Inc.*	36,005	1,623,105

		7,915,731

Technology hardware, storage & peripherals: 1.55%
Western Digital Corp.[1]	55,697	3,256,604

Tobacco: 4.37%
Philip Morris International, Inc.[1]	94,255	9,163,471

Wireless telecommunication services: 1.26%
T-Mobile US, Inc.*,1	56,668	2,647,529

Total common stocks (cost $222,039,077)		257,883,889

Short-term investment: 0.99%
Investment company: 0.99%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,081,171)	2,081,171	2,081,171

Total investments before investments sold short: 123.97% (cost $224,120,248)		259,965,060

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Investments sold short: (26.14)%
Common stocks: (26.14)%
Aerospace & defense: (0.33)%
Northrop Grumman Corp.	(3,257)	$(696,835)

Beverages: (1.12)%
Constellation Brands, Inc., Class A	(9,128)	(1,519,720)
Dr. Pepper Snapple Group, Inc.	(8,983)	(820,238)

		(2,339,958)

Biotechnology: (2.93)%
AbbVie, Inc.	(21,088)	(1,330,020)
Celgene Corp.	(11,775)	(1,230,841)
Intrexon Corp.	(25,515)	(714,930)
Ligand Pharmaceuticals, Inc.	(9,895)	(1,009,884)
OPKO Health, Inc.	(89,626)	(949,139)
United Therapeutics Corp.	(7,611)	(898,707)

		(6,133,521)

Capital markets: (0.87)%
Charles Schwab Corp. (The)	(57,928)	(1,828,787)

Commercial services & supplies: (1.48)%
Healthcare Services Group, Inc.	(61,675)	(2,441,096)
Stericycle, Inc.	(8,369)	(670,692)

		(3,111,788)

Communications equipment: (0.52)%
Juniper Networks, Inc.	(45,060)	(1,084,144)

Electronic equipment, instruments & components: (0.47)%
Flex Ltd.	(72,900)	(992,898)

Energy equipment & services: (0.14)%
FMC Technologies, Inc.	(9,619)	(285,396)

Equity real estate investment trusts (REITs): (0.18)%
Equity Residential	(5,800)	(373,114)

Food products: (1.09)%
Campbell Soup Co.	(22,664)	(1,239,721)
McCormick & Co. Inc. (Non-voting)	(10,410)	(1,040,167)

		(2,279,888)

Health care equipment & supplies: (2.94)%
Abaxis, Inc.	(18,632)	(961,784)
Cynosure, Inc., Class A	(19,000)	(967,860)
DENTSPLY SIRONA, Inc.	(14,823)	(880,931)
IDEXX Laboratories, Inc.	(11,323)	(1,276,441)
STERIS plc	(10,100)	(738,310)
Zeltiq Aesthetics, Inc.	(34,154)	(1,339,520)

		(6,164,846)

Health care providers & services: (0.76)%
MEDNAX, Inc.	(12,785)	(847,006)
Patterson Cos., Inc.	(16,087)	(739,037)

		(1,586,043)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Hotels, restaurants & leisure: (1.63)%
Choice Hotels International, Inc.	(35,539)	$(1,602,098)
Hyatt Hotels Corp., Class A	(19,822)	(975,639)
Wendy’s Co. (The)	(76,938)	(830,930)

		(3,408,667)

Household products: (0.39)%
Clorox Co. (The)	(6,603)	(826,564)

Insurance: (0.91)%
American International Group, Inc.	(32,284)	(1,915,733)

Internet software & services: (1.01)%
Akamai Technologies, Inc.	(10,998)	(582,784)
Pandora Media, Inc.	(58,275)	(835,081)
Rackspace Hosting, Inc.	(22,301)	(706,718)

		(2,124,583)

IT services: (0.72)%
Fidelity National Information Services, Inc.	(10,344)	(796,798)
Xerox Corp.	(69,393)	(702,951)

		(1,499,749)

Life sciences tools & services: (1.77)%
Mettler-Toledo International, Inc.	(4,363)	(1,831,718)
PerkinElmer, Inc.	(17,446)	(978,895)
Thermo Fisher Scientific, Inc.	(5,676)	(902,825)

		(3,713,438)

Media: (0.23)%
Gannett Co., Inc.	(42,211)	(491,336)

Oil, gas & consumable fuels: (0.88)%
Spectra Energy Corp.	(19,140)	(818,235)
Tesoro Corp.	(7,225)	(574,821)
Valero Energy Corp.	(8,671)	(459,563)

		(1,852,619)

Personal products: (0.32)%
Coty, Inc., Class A	(28,959)	(680,537)

Semiconductors & semiconductor equipment: (2.11)%
Advanced Micro Devices, Inc.	(167,277)	(1,155,884)
Linear Technology Corp.	(15,450)	(916,030)
NVIDIA Corp.	(34,390)	(2,356,403)

		(4,428,317)

Software: (0.99)%
Red Hat, Inc.	(12,411)	(1,003,181)
Synopsys, Inc.	(18,031)	(1,070,140)

		(2,073,321)

Specialty retail: (1.82)%
Abercrombie & Fitch Co., Class A	(66,017)	(1,049,010)
American Eagle Outfitters, Inc.	(52,451)	(936,775)
Gap, Inc. (The)	(43,900)	(976,336)
Williams-Sonoma, Inc.	(16,662)	(851,095)

		(3,813,216)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Shares		Value
Investments sold short — (concluded)
Common stocks — (concluded)
Textiles, apparel & luxury goods: (0.53)%
Under Armour, Inc., Class C	(30,455)	$(1,105,642)

Total investments sold short (proceeds $42,524,041)		(54,810,940)

Total investments, net of investments sold short: 97.83%		205,154,120
Cash and other assets, less liabilities: 2.17%		4,552,116

Net assets:100.00%		$209,706,236

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$43,842,684
Gross unrealized depreciation	(7,997,872)

Net unrealized appreciation of investments	$35,844,812

For a listing of defined acronyms, counterparty abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$257,883,889	$—	$—	$257,883,889
Short-term investment	—	2,081,171	—	2,081,171
Total	$257,883,889	$2,081,171	$—	$259,965,060

Liabilities
Common stocks sold short	$(54,810,940)	$—	$—	$(54,810,940)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, pledged as collateral for investments sold short.

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Bonds
Corporate bonds
Aerospace & defense	0.14%
Air freight & logistics	0.30
Automobiles	0.19
Banks	18.93
Beverages	2.96
Biotechnology	1.07
Capital markets	4.28
Chemicals	0.91
Commercial services & supplies	0.17
Communications equipment	0.34
Computers & peripherals	1.23
Construction & engineering	0.90
Consumer finance	1.62
Diversified financial services	3.22
Diversified telecommunication services	4.69
Electric utilities	5.97
Energy equipment & services	0.48
Equity real estate investment trusts (REITs)	1.55
Food & staples retailing	0.71
Food products	1.20
Gas utilities	2.08
Health care equipment & supplies	0.78
Health care providers & services	1.01
Hotels, restaurants & leisure	0.15
Independent power and renewable electricity producers	0.36
Industrial conglomerates	0.95
Insurance	9.00
Internet software & services	0.81
IT services	0.24
Life sciences tools & services	0.19
Machinery	0.39
Marine	0.37
Media	3.01
Metals & mining	1.64
Multi-utilities	1.45
Oil, gas & consumable fuels	9.54
Pharmaceuticals	2.33
Real estate management & development	0.14
Road & rail	1.15
Software	1.01
Specialty retail	0.40
Technology hardware, storage & peripherals	0.11
Tobacco	2.23
Transportation infrastructure	1.57
Water utilities	1.07
Wireless telecommunication services	1.90

Total corporate bonds	94.74%

Asset-backed securities	0.15
Non-U.S. government obligations	0.45

Total bonds	95.34%
Short-term investment	2.53
Options Purchased	0.01

Total investments	97.88%
Cash and other assets, less liabilities	2.12

Net assets	100.00%

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds: 95.34%
Corporate bonds: 94.74%
Australia: 6.64%
Adani Abbot Point Terminal Pty. Ltd.,
6.750%, due 11/01/18[1]	AUD	705,000	$533,502
APT Pipelines Ltd.,
4.200%, due 03/23/25[2]		$320,000	331,336
Aurizon Network Pty. Ltd.,
2.000%, due 09/18/24[1]	EUR	250,000	294,652
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[1]		$200,000	211,552
Australia Pacific Airports Melbourne Pty. Ltd.,
1.750%, due 10/15/24[1]	EUR	200,000	246,312
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$105,000	124,428
Commonwealth Bank of Australia,
1.125%, due 03/13/17		250,000	250,065
2.250%, due 03/16/17[2]		250,000	251,382
National Australia Bank Ltd.,
2.000%, due 11/12/24[1,3]	EUR	175,000	200,410
2.750%, due 03/09/17		$250,000	251,839
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[1]	EUR	435,000	515,487
5.450%, due 10/14/21[1]		$155,000	166,300
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[1]		200,000	201,073
6.750%, due 12/02/44[1,3]		300,000	332,250
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	205,000	238,923
Scentre Group Trust 1, REIT
1.500%, due 07/16/20[1]		150,000	177,061
Scentre Group Trust 1 / Scentre Group Trust 2, REIT
1.375%, due 03/22/23[1]		200,000	238,355
SGSP Australia Assets Pty. Ltd.,
2.000%, due 06/30/22[1]		130,000	158,185
3.250%, due 07/29/26[1]		$200,000	204,068
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[1]		185,000	185,313
Telstra Corp. Ltd.,
4.800%, due 10/12/21[1]		135,000	152,957
Transurban Finance Co. Pty. Ltd.,
1.875%, due 09/16/24	EUR	150,000	182,002

Total Australia corporate bonds			5,447,452

Belgium: 1.56%
AG Insurance SA/NV,
3.500%, due 06/30/47[1,3]		300,000	322,719
Anheuser-Busch InBev SA/NV,
0.875%, due 03/17/22[1]		430,000	500,507
1.500%, due 03/17/25[1]		290,000	348,352
RESA SA,
1.000%, due 07/22/26[1]		100,000	117,514

Total Belgium corporate bonds			1,289,092

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Bermuda: 0.35%
Bacardi Ltd.,
2.750%, due 07/03/23[1]	EUR	225,000	$287,722

Brazil: 0.26%
Vale SA,
5.625%, due 09/11/42		$255,000	214,200

Canada: 2.20%
Bank of Montreal,
6.020%, due 05/02/18	CAD	250,000	204,916
Bank of Nova Scotia (The),
4.100%, due 06/08/17		275,000	213,957
Bell Canada,
4.750%, due 09/29/44		60,000	51,263
Nexen Energy ULC,
6.400%, due 05/15/37		$205,000	268,550
Royal Bank of Canada,
2.980%, due 05/07/19[1]	CAD	250,000	198,575
Suncor Energy, Inc.,
6.500%, due 06/15/38		$235,000	308,320
TELUS Corp.,
3.750%, due 01/17/25	CAD	85,000	70,236
Thomson Reuters Corp.,
1.300%, due 02/23/17		$170,000	170,087
Yamana Gold, Inc.,
4.950%, due 07/15/24		300,000	309,894

Total Canada corporate bonds			1,795,798

Cayman Islands: 1.75%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[1]		200,000	229,000
Noble Holding International Ltd.,
7.200%, due 04/01/25		160,000	126,400
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	250,000	284,525
Tencent Holdings Ltd.,
3.375%, due 05/02/19[1]		$200,000	207,499
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	95,000	126,933
Transocean, Inc.,
6.800%, due 03/15/38		$175,000	115,500
XLIT Ltd.,
4.450%, due 03/31/25		35,000	35,547
5.250%, due 12/15/43		100,000	109,812
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]	GBP	150,000	199,162

Total Cayman Islands corporate bonds			1,434,378

Curacao: 0.05%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		$42,000	44,661

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Czech Republic: 0.26%
NET4GAS sro,
2.500%, due 07/28/21[1]	EUR	180,000	$217,134

Denmark: 0.37%
AP Moeller — Maersk A/S,
3.375%, due 08/28/19[1]		245,000	300,773

Finland: 0.62%
Elenia Finance OYJ,
2.875%, due 12/17/20[1]		175,000	213,826
Teollisuuden Voima OYJ,
2.500%, due 03/17/21[1]		150,000	174,928
4.625%, due 02/04/19[1]		100,000	122,535

Total Finland corporate bonds			511,289

France: 3.37%
Arkema SA,
1.500%, due 01/20/25[1]		100,000	119,914
AXA SA,
3.375%, due 07/06/47[1,3]		250,000	289,060
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25[1]		100,000	123,692
BNP Paribas SA,
2.700%, due 08/20/18		$195,000	198,645
2.875%, due 03/20/26[1,3]	EUR	110,000	129,427
Credit Logement SA,
0.847%, due 12/16/16[1,3,4]		150,000	130,589
Electricite de France SA,
5.625%, due 01/22/24[1,3,4]		$200,000	196,300
6.950%, due 01/26/39[2]		115,000	154,397
Engie SA,
4.750%, due 07/10/21[1,3,4]	EUR	200,000	253,246
Orange SA,
5.875%, due 02/07/22[1,3,4]	GBP	100,000	140,956
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20[1]	EUR	200,000	241,216
Total Capital International SA,
1.550%, due 06/28/17		$470,000	471,333
TOTAL SA,
2.625%, due 02/26/25[1,3,4]	EUR	185,000	200,750
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25[1]		100,000	126,112

Total France corporate bonds			2,775,637

Germany: 1.23%
Allianz SE,
4.750%, due 10/24/23[1,3,4]		100,000	125,049
alstria office REIT-AG, REIT
2.250%, due 03/24/21[1]		400,000	483,085
Deutsche Bank AG,
2.850%, due 05/10/19		$250,000	243,820
RWE AG,
2.750%, due 04/21/75[1,3]	EUR	150,000	155,865

Total Germany corporate bonds			1,007,819

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Hong Kong: 0.39%
AIA Group Ltd.,
1.750%, due 03/13/18[1]		$320,000	$320,560

Ireland: 1.87%
Cloverie plc for Zurich Insurance Co. Ltd.,
1.750%, due 09/16/24[1]	EUR	100,000	123,087
GE Capital International Funding Co. Unlimited Co.,
2.342%, due 11/15/20		$347,000	356,423
4.418%, due 11/15/35		400,000	449,808
Perrigo Co. plc,
4.000%, due 11/15/23		200,000	205,733
PGH Capital Ltd.,
5.750%, due 07/07/21[1]	GBP	100,000	141,230
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, due 09/23/21		$170,000	170,472
3.200%, due 09/23/26		90,000	90,248

Total Ireland corporate bonds			1,537,001

Italy: 1.31%
2i Rete Gas SpA,
1.125%, due 01/02/20[1]	EUR	150,000	174,458
Autostrade per l’Italia SpA,
1.125%, due 11/04/21[1]		150,000	176,402
CDP Reti SpA,
1.875%, due 05/29/22[1]		165,000	198,141
Intesa Sanpaolo SpA,
3.875%, due 01/16/18		$200,000	203,931
4.375%, due 10/15/19[1]	EUR	100,000	125,162
Snam SpA,
3.875%, due 03/19/18[1]		175,000	207,743

Total Italy corporate bonds			1,085,837

Japan: 0.68%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
2.350%, due 09/08/19[1]		$200,000	202,496
Mitsubishi UFJ Financial Group, Inc.,
2.950%, due 03/01/21		200,000	205,734
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21		145,000	149,037

Total Japan corporate bonds			557,267

Jersey: 0.86%
AA Bond Co. Ltd.,
4.720%, due 07/31/18[1]	GBP	100,000	136,395
Gatwick Funding Ltd.,
5.250%, due 01/23/24[1]		100,000	162,299
Heathrow Funding Ltd.,
4.600%, due 02/15/18[1]	EUR	235,000	280,541
HSBC Bank Capital Funding Sterling 2 LP,
5.862%, due 04/07/20[3,4]	GBP	90,000	125,023

Total Jersey corporate bonds			704,258

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Luxembourg: 0.83%
Actavis Funding SCS,
1.300%, due 06/15/17		$85,000	$84,929
3.450%, due 03/15/22		195,000	204,735
4.750%, due 03/15/45		145,000	158,937
Belfius Financing Co.,
1.086%, due 02/09/17[3]	GBP	185,000	238,869

Total Luxembourg corporate bonds			687,470

Mexico: 0.68%
America Movil SAB de CV,
5.000%, due 03/30/20		$165,000	181,352
Series A,
5.125%, due 09/06/73[1,3]	EUR	125,000	148,844
Petroleos Mexicanos,
5.500%, due 02/24/25[1]		180,000	228,995

Total Mexico corporate bonds			559,191

Netherlands: 8.24%
ABN AMRO Bank NV,
4.875%, due 01/16/19[1]	GBP	125,000	177,119
6.250%, due 09/13/22[1,3]		$350,000	363,357
Achmea BV,
2.500%, due 11/19/20[1]	EUR	365,000	449,227
4.250%, due 02/04/25[1,3,4]		150,000	158,249
Allianz Finance II BV,
Series XW,
4.375%, due 02/17/17[3,4]		165,000	187,676
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18[1]		280,000	337,735
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[1]		185,000	223,890
Cooperatieve Rabobank UA,
1.700%, due 03/19/18		$265,000	266,297
2.500%, due 05/26/26[1,3]	EUR	285,000	334,712
3.750%, due 07/21/26		$250,000	250,568
5.500%, due 06/29/20[1,3,4]	EUR	330,000	367,462
Deutsche Telekom International Finance BV,
1.500%, due 04/03/28[1]		70,000	84,120
6.500%, due 04/08/22	GBP	96,000	160,192
E.ON International Finance BV,
6.650%, due 04/30/38[2]		$60,000	75,633
EDP Finance BV,
2.000%, due 04/22/25[1]	EUR	170,000	193,118
ELM BV for Swiss Reinsurance Co. Ltd.,
2.600%, due 09/01/25[1,3,4]		155,000	167,310
Heineken NV,
2.125%, due 08/04/20[1]		215,000	260,892
LYB International Finance BV,
5.250%, due 07/15/43		$110,000	125,278
Nomura Europe Finance NV,
1.500%, due 05/12/21[1]	EUR	100,000	117,125

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Netherlands — (concluded)
Petrobras Global Finance BV,
3.250%, due 04/01/19[1]	EUR	260,000	$292,801
Redexis Gas Finance BV,
1.875%, due 04/27/27[1]		220,000	251,688
2.750%, due 04/08/21[1]		195,000	242,103
Ren Finance BV,
2.500%, due 02/12/25[1]		175,000	213,279
4.750%, due 10/16/20[1]		100,000	131,055
Shell International Finance BV,
1.250%, due 11/10/17		$280,000	280,475
4.375%, due 05/11/45		300,000	324,018
Siemens Financieringsmaatschapij NV,
5.125%, due 02/20/17	EUR	160,000	183,354
TenneT Holding BV,
6.655%, due 06/01/17[3,4]		105,000	122,596
Teva Pharmaceutical Finance Netherlands II BV,
1.125%, due 10/15/24[1]		100,000	114,402
Teva Pharmaceutical Finance Netherlands III BV,
2.800%, due 07/21/23		$200,000	200,522
Vonovia Finance BV, REIT
4.000%, due 12/17/21[1,3,4]	EUR	100,000	118,867

Total Netherlands corporate bonds			6,775,120

Norway: 0.66%
DNB Bank ASA,
3.200%, due 04/03/17[2]		$200,000	201,826
Statoil ASA,
3.125%, due 08/17/17		175,000	177,810
4.800%, due 11/08/43		135,000	157,969

Total Norway corporate bonds			537,605

Portugal: 0.14%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18[1]	EUR	100,000	117,771

Singapore: 0.25%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[1,3]		$200,000	207,686

Spain: 1.82%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21[1]	EUR	170,000	199,872
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25[1]		100,000	118,407
Santander Consumer Finance SA,
0.900%, due 02/18/20[1]		300,000	342,937
Santander International Debt SAU,
1.375%, due 03/25/17[1]		300,000	339,270
Santander Issuances SAU,
3.250%, due 04/04/26[1]		100,000	114,646
Telefonica Emisiones SAU,
4.710%, due 01/20/20[1]		300,000	388,011

Total Spain corporate bonds			1,503,143

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Sweden: 1.23%
Nordea Bank AB,
1.875%, due 11/10/25[1,3]	EUR	120,000	$139,570
PGE Sweden AB,
1.625%, due 06/09/19[1]		100,000	115,785
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$210,000	233,323
5.250%, due 03/01/21[1,3,4]		325,000	318,672
Swedbank Hypotek AB,
2.375%, due 04/05/17[1]		200,000	201,154

Total Sweden corporate bonds			1,008,504

Switzerland: 0.69%
Credit Suisse AG,
3.000%, due 10/29/21		300,000	308,731
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[1,3,4]	EUR	215,000	246,952

Total Switzerland corporate bonds			555,683

United Kingdom: 12.77%
Anglian Water Services Financing plc,
4.500%, due 02/22/26[1]	GBP	150,000	235,080
Aon plc,
2.875%, due 05/14/26	EUR	100,000	127,147
4.750%, due 05/15/45		$195,000	211,906
Arqiva Financing plc,
4.040%, due 06/30/20[1]	GBP	175,000	242,170
4.882%, due 12/31/32[1]		150,000	226,499
Aviva plc,
5.125%, due 06/04/50[1,3]		245,000	329,096
Barclays Bank plc,
2.250%, due 05/10/17[2]		$200,000	201,267
6.625%, due 03/30/22[1]	EUR	100,000	137,573
Barclays plc,
4.375%, due 09/11/24		$200,000	202,367
BAT International Finance plc,
2.375%, due 01/19/23[1]	EUR	290,000	367,790
BP Capital Markets plc,
1.375%, due 05/10/18		$155,000	154,967
2.750%, due 05/10/23		115,000	117,090
British Telecommunications plc,
0.625%, due 03/10/21[1]	EUR	150,000	172,148
8.500%, due 12/07/16[1]	GBP	145,000	190,384
BUPA Finance plc,
3.375%, due 06/17/21[1]		100,000	141,099
6.125%, due 09/16/20[3,4]		120,000	170,261
Centrica plc,
5.250%, due 04/10/75[1,3]		150,000	200,984
Coca-Cola European Partners plc,
1.125%, due 05/26/24[1]	EUR	120,000	139,845
Diageo Capital plc,
3.875%, due 04/29/43		$120,000	126,807

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (continued)
EE Finance plc,
4.375%, due 03/28/19[1]	GBP	125,000	$175,821
GlaxoSmithKline Capital plc,
1.500%, due 05/08/17		$220,000	220,551
HSBC Holdings plc,
5.100%, due 04/05/21		355,000	392,486
Imperial Brands Finance plc,
2.050%, due 02/11/18[2]		200,000	201,071
2.950%, due 07/21/20[2]		200,000	206,506
9.000%, due 02/17/22[1]	GBP	100,000	180,147
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[1,3]		300,000	384,980
Lloyds Bank plc,
1.375%, due 09/08/22[1]	EUR	400,000	473,466
11.875%, due 12/16/21[1,3]		170,000	195,238
National Grid Electricity Transmission plc,
4.000%, due 06/08/27[1]	GBP	150,000	239,659
Nationwide Building Society,
2.250%, due 04/29/22[1]		110,000	150,108
Northern Gas Networks Finance plc,
5.875%, due 07/08/19		100,000	147,788
Prudential plc,
1.375%, due 01/19/18[1]		235,000	306,413
5.000%, due 07/20/55[1,3]		100,000	130,180
Royal Bank of Scotland Group plc,
3.875%, due 09/12/23		$200,000	197,397
Royal Bank of Scotland plc (The),
6.934%, due 04/09/18	EUR	130,000	158,474
Santander UK plc,
4.000%, due 03/13/24		$185,000	201,729
Scottish Widows Ltd.,
5.500%, due 06/16/23[1]	GBP	150,000	210,726
Sky plc,
2.500%, due 09/15/26[1]	EUR	180,000	225,171
SSE plc,
3.875%, due 09/10/20[1,3,4]	GBP	150,000	195,507
Standard Chartered plc,
4.000%, due 07/12/22[1,3]		$385,000	389,179
State Grid Europe Development 2014 plc,
Series A,
1.500%, due 01/26/22[1]	EUR	125,000	145,684
Tesco plc,
6.125%, due 02/24/22	GBP	50,000	74,175
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		170,000	329,353
Vodafone Group plc,
1.250%, due 08/25/21[1]	EUR	210,000	247,302
Wales & West Utilities Finance plc,
5.125%, due 12/02/16[1]	GBP	290,000	378,525
6.750%, due 12/17/36[3]		60,000	86,131

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (concluded)
Western Power Distribution West Midlands plc,
5.750%, due 04/16/32[1]	GBP	100,000	$191,985
WPP Finance 2010,
3.750%, due 09/19/24		$150,000	159,784
WPP Finance 2013,
0.430%, due 03/23/18[1]	EUR	170,000	191,794

Total United Kingdom corporate bonds			10,481,810

United States: 42.97%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$285,000	361,120
ABB Finance USA, Inc.,
2.875%, due 05/08/22		195,000	204,425
AbbVie, Inc.,
2.900%, due 11/06/22		310,000	317,967
4.400%, due 11/06/42		110,000	114,737
Aetna, Inc.,
3.500%, due 11/15/24		210,000	222,008
Albemarle Corp.,
1.875%, due 12/08/21[1]	EUR	280,000	332,932
Alphabet, Inc.,
1.998%, due 08/15/26		$460,000	454,502
Altria Group, Inc.,
4.250%, due 08/09/42		430,000	467,945
American Express Credit Corp.,
2.375%, due 05/26/20		90,000	92,054
American International Group, Inc.,
3.375%, due 08/15/20		235,000	247,990
4.500%, due 07/16/44		190,000	194,012
Amgen, Inc.,
4.400%, due 05/01/45		50,000	52,654
Anadarko Petroleum Corp.,
3.450%, due 07/15/24		105,000	103,627
4.850%, due 03/15/21		90,000	96,957
6.375%, due 09/15/17		57,000	59,424
Apache Corp.,
4.750%, due 04/15/43		305,000	313,623
Apple, Inc.,
1.300%, due 02/23/18		90,000	90,262
AT&T, Inc.,
3.000%, due 02/15/22		160,000	165,219
4.750%, due 05/15/46		220,000	231,428
5.000%, due 03/01/21		340,000	380,709
5.550%, due 08/15/41		210,000	240,310
Baltimore Gas & Electric Co.,
3.500%, due 08/15/46		50,000	50,078
Bank of America Corp.,
1.375%, due 09/10/21[1]	EUR	285,000	337,085
3.875%, due 08/01/25		$475,000	507,746
5.875%, due 02/07/42		130,000	169,865

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
BB&T Corp.,
1.600%, due 08/15/17	EUR	120,000	$120,397
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		120,000	120,396
Berkshire Hathaway, Inc.,
1.300%, due 03/15/24	EUR	170,000	202,317
3.125%, due 03/15/26		$170,000	178,949
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		225,000	236,827
5.400%, due 06/01/41		135,000	172,966
Caterpillar, Inc.,
4.750%, due 05/15/64		135,000	154,548
CF Industries, Inc.,
5.150%, due 03/15/34		165,000	166,515
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.464%, due 07/23/22[2]		180,000	194,372
Chevron Corp.,
2.355%, due 12/05/22		155,000	157,940
Cisco Systems, Inc.,
1.400%, due 02/28/18		95,000	95,364
Citigroup, Inc.,
3.875%, due 10/25/23		700,000	751,231
4.600%, due 03/09/26		95,000	101,517
Coca-Cola Co. (The),
1.100%, due 09/02/36	EUR	100,000	111,779
1.875%, due 09/22/26		100,000	127,556
Comcast Corp.,
4.750%, due 03/01/44		$75,000	88,352
ConocoPhillips Co.,
2.200%, due 05/15/20		295,000	298,580
4.200%, due 03/15/21		145,000	156,815
Consumers Energy Co.,
3.250%, due 08/15/46		50,000	49,341
CVS Health Corp.,
5.125%, due 07/20/45		220,000	268,230
Daimler Finance North America LLC,
2.450%, due 05/18/20[2]		150,000	153,175
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, due 06/01/19[2]		280,000	287,932
4.420%, due 06/15/21[2]		340,000	355,365
8.350%, due 07/15/46[2]		310,000	371,348
Dominion Resources, Inc.,
Series D,
2.850%, due 08/15/26		80,000	79,624
Duke Energy Carolinas LLC,
4.000%, due 09/30/42		170,000	182,676
Enable Midstream Partners LP,
3.900%, due 05/15/24		170,000	158,610
Energy Transfer Partners LP,
6.050%, due 06/01/41		230,000	233,369

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Enterprise Products Operating LLC,
4.850%, due 03/15/44		$155,000	$161,462
5.200%, due 09/01/20		120,000	133,998
ERAC USA Finance LLC,
5.625%, due 03/15/42[2]		120,000	145,501
ERP Operating LP, REIT
3.375%, due 06/01/25		190,000	198,434
Exelon Corp.,
3.400%, due 04/15/26		150,000	155,743
Express Scripts Holding Co.,
2.250%, due 06/15/19		190,000	192,703
Exxon Mobil Corp.,
3.567%, due 03/06/45		95,000	96,523
4.114%, due 03/01/46		90,000	100,186
FedEx Corp.,
1.625%, due 01/11/27	EUR	150,000	177,225
4.550%, due 04/01/46		$60,000	66,857
Fifth Third Bank,
2.875%, due 10/01/21		300,000	313,831
Five Corners Funding Trust,
4.419%, due 11/15/23[2]		165,000	178,266
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		555,000	560,861
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		290,000	263,900
3.875%, due 03/15/23		235,000	212,675
General Electric Co.,
1.875%, due 05/28/27	EUR	110,000	138,864
4.125%, due 10/09/42		$115,000	126,172
4.375%, due 09/16/20		85,000	94,003
Series A,
6.750%, due 03/15/32		140,000	197,071
General Motors Financial Co., Inc.,
3.200%, due 07/06/21		200,000	202,471
Georgia Power Co.,
5.400%, due 06/01/40		135,000	165,643
Gilead Sciences, Inc.,
2.050%, due 04/01/19		105,000	106,870
4.750%, due 03/01/46		105,000	117,222
4.800%, due 04/01/44		155,000	173,402
Glencore Funding LLC,
2.500%, due 01/15/19[2]		115,000	114,724
3.125%, due 04/29/19[2]		105,000	105,420
Goldman Sachs Group, Inc. (The),
1.375%, due 07/26/22[1]	EUR	625,000	734,094
5.150%, due 05/22/45		$145,000	158,503
Hartford Financial Services Group, Inc. (The),
4.300%, due 04/15/43		160,000	156,975
HCP, Inc., REIT
3.875%, due 08/15/24		175,000	179,222

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Home Depot, Inc. (The),
4.875%, due 02/15/44		$100,000	$122,813
Illinois Tool Works, Inc.,
1.250%, due 05/22/23	EUR	140,000	166,608
International Business Machines Corp.,
3.375%, due 08/01/23		$185,000	199,016
JPMorgan Chase & Co.,
3.200%, due 01/25/23		1,260,000	1,314,437
3.875%, due 09/10/24		100,000	105,333
Juniper Networks, Inc.,
4.500%, due 03/15/24		175,000	185,525
Kellogg Co.,
1.875%, due 11/17/16		155,000	155,164
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21		120,000	130,945
5.000%, due 03/01/43		255,000	240,377
Kinder Morgan, Inc.,
5.625%, due 11/15/23[2]		100,000	110,473
Kraft Heinz Foods Co.,
4.875%, due 02/15/25[2]		175,000	193,034
5.000%, due 06/04/42		180,000	207,302
Kroger Co. (The),
3.875%, due 10/15/46		50,000	50,450
Liberty Mutual Group, Inc.,
2.750%, due 05/04/26[1]	EUR	110,000	133,155
4.250%, due 06/15/23[2]		$335,000	362,570
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		185,000	204,655
Marathon Oil Corp.,
3.850%, due 06/01/25		150,000	142,527
McDonald’s Corp.,
2.750%, due 12/09/20		120,000	124,369
Medtronic, Inc.,
3.150%, due 03/15/22		205,000	217,848
4.625%, due 03/15/45		90,000	105,997
Mellon Capital III,
1.875%, due 09/05/66[3]	GBP	500,000	599,469
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	100,000	126,747
3.700%, due 02/10/45		$85,000	90,217
Metropolitan Life Global Funding I,
1.250%, due 09/17/21[1]	EUR	425,000	502,691
Microsoft Corp.,
2.400%, due 08/08/26		$130,000	130,084
3.500%, due 11/15/42		145,000	142,505
3.700%, due 08/08/46		200,000	202,588
Molson Coors Brewing Co.,
3.000%, due 07/15/26		80,000	80,606
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	270,000	330,717

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Monongahela Power Co.,
5.400%, due 12/15/43[2]	$100,000	$126,598
Morgan Stanley,
2.375%, due 07/23/19	610,000	620,561
2.500%, due 04/21/21	220,000	222,148
2.650%, due 01/27/20	225,000	229,931
4.350%, due 09/08/26	175,000	186,934
6.375%, due 07/24/42	85,000	116,079
NBCUniversal Media LLC,
4.375%, due 04/01/21	515,000	573,075
Occidental Petroleum Corp.,
4.625%, due 06/15/45	105,000	118,984
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32	155,000	218,930
Oracle Corp.,
2.400%, due 09/15/23	350,000	352,925
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	290,000	387,011
PacifiCorp,
6.000%, due 01/15/39	205,000	279,820
Philip Morris International, Inc.,
4.250%, due 11/10/44	190,000	211,449
Phillips 66,
4.650%, due 11/15/34	90,000	97,581
Phillips 66 Partners LP,
4.680%, due 02/15/45	85,000	80,724
Plains All American Pipeline LP,
3.650%, due 06/01/22	60,000	60,826
PPL Capital Funding, Inc.,
4.700%, due 06/01/43	210,000	228,257
Reynolds American, Inc.,
4.450%, due 06/12/25	100,000	111,634
5.700%, due 08/15/35	70,000	86,681
Roche Holdings, Inc.,
2.625%, due 05/15/26[1]	200,000	205,532
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[2]	210,000	227,376
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[2]	145,000	151,206
Sempra Energy,
6.000%, due 10/15/39	165,000	211,394
Southern Co. (The),
3.250%, due 07/01/26	205,000	212,462
4.400%, due 07/01/46	180,000	194,726
Southwestern Electric Power Co.,
6.200%, due 03/15/40	230,000	296,242
SunTrust Bank,
1.350%, due 02/15/17	310,000	310,106
SunTrust Banks, Inc.,
2.350%, due 11/01/18	190,000	193,269

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (concluded)
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[2]		$75,000	$80,003
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[2]		155,000	174,758
Thermo Fisher Scientific, Inc.,
2.400%, due 02/01/19		150,000	152,491
Time Warner Cable LLC,
4.500%, due 09/15/42		125,000	119,558
5.000%, due 02/01/20		385,000	417,511
Time Warner, Inc.,
2.950%, due 07/15/26		90,000	91,129
U.S. Bank NA,
1.350%, due 01/26/18		270,000	270,423
Unilever Capital Corp.,
1.375%, due 07/28/21		100,000	99,270
Union Pacific Corp.,
4.050%, due 11/15/45		85,000	93,340
United Technologies Corp.,
1.250%, due 05/22/23	EUR	100,000	119,193
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		$100,000	103,933
Valero Energy Corp.,
4.900%, due 03/15/45		167,000	165,410
Verizon Communications, Inc.,
2.625%, due 02/21/20		505,000	519,375
3.000%, due 11/01/21		135,000	141,268
4.500%, due 09/15/20		130,000	142,666
6.550%, due 09/15/43		460,000	623,357
Wachovia Corp.,
5.750%, due 02/01/18		525,000	554,690
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		175,000	188,137
Walt Disney Co. (The),
1.850%, due 07/30/26		50,000	47,758
Wells Fargo & Co.,
2.100%, due 07/26/21		240,000	239,196
Williams Partners LP,
4.300%, due 03/04/24		210,000	214,858
4.900%, due 01/15/45		80,000	76,226
Xcel Energy, Inc.,
4.800%, due 09/15/41		210,000	245,413
Zimmer Biomet Holdings, Inc.,
3.150%, due 04/01/22		145,000	150,010
4.450%, due 08/15/45		160,000	164,264

Total United States corporate bonds			35,298,511

Virgin Islands, British: 0.69%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[1]		200,000	208,519

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

	Face amount		Value
Bonds — (concluded)
Corporate bonds — (concluded)
Virgin Islands, British — (concluded)
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		$350,000	$359,204

Total Virgin Islands, British corporate bonds			567,723

Total corporate bonds (cost $77,659,742)			77,831,095

Asset-backed securities: 0.15%
United States: 0.15%
American Airlines Pass-Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22		99,427	101,037
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22		23,733	28,064

Total asset-backed securities (cost $127,853)			129,101

Non-U.S. government obligations: 0.45%
Denmark: 0.21%
DONG Energy A/S,
3.000%, due 11/06/3015[1,3]	EUR	155,000	176,024

Germany: 0.24%
FMS Wertmanagement AoR,
1.000%, due 08/16/19		$200,000	199,093

Total Non-U.S. government obligations (cost $365,595)			375,117

Total bonds (cost $78,153,190)			78,335,313

	Shares
Short-term investment: 2.53%
Investment company: 2.53%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $2,079,165)		2,079,165	2,079,165

	Notional Amount
Options purchased: 0.01%
Swaptions: 0.01%[5]
Expiring 12/21/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund receives quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: BB (cost $13,040)		$4,220,000	5,217

Total investments: 97.88% (cost $80,245,395)			80,419,695
Cash and other assets, less liabilities — 2.12%			1,737,932

Net assets — 100.00%			$82,157,627

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,901,710
Gross unrealized depreciation	(1,727,410)

Net unrealized appreciation of investments	$174,300

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	GBP	5,760,000	USD	7,556,492	10/05/16	$90,492
GSI	EUR	20,015,000	USD	22,486,784	11/03/16	(29,390)
GSI	USD	22,459,440	EUR	20,015,000	10/05/16	25,439
JPMCB	AUD	660,000	USD	495,671	10/05/16	(9,450)
JPMCB	AUD	660,000	USD	505,084	11/03/16	316
JPMCB	CAD	995,000	USD	760,838	10/05/16	2,417
JPMCB	CAD	995,000	USD	759,843	11/03/16	1,254
JPMCB	EUR	270,000	USD	304,079	10/05/16	761
JPMCB	EUR	730,000	USD	814,375	10/05/16	(5,708)
JPMCB	USD	505,422	AUD	660,000	10/05/16	(301)
JPMCB	USD	759,718	CAD	995,000	10/05/16	(1,297)
JPMCB	USD	402,935	EUR	360,000	10/05/16	1,489
JPMCB	USD	123,885	EUR	110,000	10/05/16	(311)
SSB	GBP	5,760,000	USD	7,506,150	11/03/16	35,603
SSB	USD	7,502,676	GBP	5,760,000	10/05/16	(36,676)
WBC	EUR	19,485,000	USD	21,736,823	10/05/16	(152,654)
Net unrealized depreciation on forward foreign currency contracts						$(78,016)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 16 contracts (USD)	December 2016	$1,939,398	$1,944,250	$4,852
10 Year US Treasury Notes, 40 contracts (USD)	December 2016	5,246,934	5,245,000	(1,934)
US Treasury futures sell contracts:
US Ultra Bond, 6 contracts (USD)	December 2016	(1,121,288)	(1,103,250)	18,038
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 9 contracts (CAD)	December 2016	1,005,684	1,007,873	2,189
Euro-Bund, 4 contracts (EUR)	December 2016	741,941	744,557	2,616
Interest rate futures sell contracts:
Long Gilt, 6 contracts (GBP)	December 2016	(1,020,113)	(1,012,941)	7,172

Net unrealized appreciation on futures contracts				$32,933

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Credit default swap agreements on corporate issues-buy protection6

Counterparty	Referenced obligation	Notional amount	Termination date	Payments made by the Fund[7]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR 315,000	06/20/20	1.000%	$1,465	$(1,925)	$(460)
CITI	HSBC Bank plc bond, 4.000%, due 01/15/21	EUR 75,000	03/20/20	1.000	1,747	(1,357)	390
JPMCB	Pfizer, Inc. bond, 4.650%, due 03/01/18	USD 930,000	06/20/20	1.000	27,107	(27,085)	22

					$30,319	$(30,367)	$(48)

Credit default swap agreements on corporate issues-sell protection8

Counterparty	Referenced obligation	Notional amount	Termination date	Payments received by the Fund[7]	Upfront Payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[9]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR 70,000	06/20/19	1.000%	$2,730	$(596)	$2,134	1.291%
CITI	Standard Chartered Bank plc bond, 0.000%, due 10/15/14	EUR 75,000	03/20/20	1.000	(202)	396	194	0.873
GSI	Freeport-McMoran, Inc. bond, 3.550%, due 03/01/22	USD 100,000	12/20/19	1.000	3,191	(4,369)	(1,178)	2.428
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD 100,000	12/20/19	1.000	6,339	(3,240)	3,099	2.047
JPMCB	Teck Resources Ltd. bond, 3.150%, due 01/15/17	USD 235,000	03/20/20	1.000	13,127	(10,321)	2,806	2.323

					$25,185	$(18,130)	$7,055

Centrally cleared credit default swap agreements on credit indices—buy protection6

Referenced obligation	Notional amount	Termination date	Payments made by the Fund[7]	Value	Unrealized depreciation
iTraxx Europe Series 25 Index	EUR 3,430,000	06/20/21	1.000%	$(62,038)	$(19,847)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — September 30, 2016 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$77,831,095	$—	$77,831,095
Asset-backed securities	—	129,101	—	129,101
Non-U.S. government obligations	—	375,117	—	375,117
Short-term investment	—	2,079,165	—	2,079,165
Options purchased	—	5,217	—	5,217
Forward foreign currency contracts	—	157,771	—	157,771
Futures contracts	34,867	—	—	34,867
Swap agreements, at value	—	396	—	396
Total	$34,867	$80,577,862	$—	$80,612,729

Liabilities
Forward foreign currency contracts	$—	$(235,787)	$—	$(235,787)
Futures contracts	(1,934)	—	—	(1,934)
Swap agreements, at value	—	(110,931)	—	(110,931)
Total	$(1,934)	$(346,718)	$—	$(348,652)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
[4]	Perpetual investment. Date shown reflects the next call date.
[5]	Illiquid investment at the period end.
[6]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

[7]	Payments made or received are based on the notional amount.
[8]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

[9]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
ADR	American Depositary Receipt
CVA	Dutch Certification — Depository Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank plc
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
GSI	Goldman Sachs International
HSBC	HSBC Bank plc
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.
SSB	State Street Bank
WBC	Westpac Banking Corp.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Valuation of investments: Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Funds’ net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Funds’ investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investments. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when insufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

For more information regarding the Funds’ other significant accounting policies please refer to the Funds’ semiannual report to shareholders dated June 30, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date: November 29, 2016